Turnover and segment information - Turnover by region (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Turnover by location of customer
Total Commercial Operations	£ 32,667	£ 31,376	£ 30,328
UK
Turnover by location of customer
Total Commercial Operations	683	708	693
US
Turnover by location of customer
Total Commercial Operations	16,859	16,384	15,820
Europe
Turnover by location of customer
Total Commercial Operations	6,850	5,958	5,871
International
Turnover by location of customer
Total Commercial Operations	£ 8,275	£ 8,326	£ 7,944